Held-to-maturity securities	12 Months Ended
Dec. 31, 2012
Held-to-maturity securities
Held-to-maturity securities

5. Held-to-maturity securities

As of December 31, 2012, the Group’s held-to-maturity securities consist of five debt securities carried at amortized cost of $86,097,191, which approximate the aggregate fair value. All of these securities mature within one year and are classified as current asset. The amount of unrecognized holding gain as of December 31, 2012 was $1,026,325.

There has been no impairment recognized and no sales of any held-to-maturity securities before maturities during the periods presented.